CAPITAL STOCK (Details 1) - 12 months ended Dec. 31, 2014 - $ / shares	Total
Number of Shares
Unvested, December 31, 2013	1,111
Granted
Vested	(833)
Cancelled
Unvested, December 31, 2014	278
Weighted Average Grant-Date Fair Value
Unvested, December 31, 2013	$ 18.00
Granted
Vested	$ 18.00
Cancelled
Unvested, December 31, 2014	$ 18.00